Label	Element	Value
Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Core Fixed Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be invested in fixed income securities.
The Portfolio invests primarily in mortgage-backed securities and fixed income securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or other agencies or instrumentalities sponsored by the U.S. Government (collectively, “U.S. Government Securities”) and in debt obligations of domestic and foreign companies. Debt obligations of companies or other entities guaranteed by the U.S. Government, its agencies or instrumentalities are considered by the Portfolio to be obligations of the guarantor. The Portfolio may also invest in privately issued mortgage-backed securities and enter into repurchase agreements collateralized by U.S. Government securities and reverse repurchase agreements. Under normal circumstances, at least 50% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be invested in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. The Portfolio expects to maintain a dollar-weighted average maturity of 3 to 10 years. Such securities will be rated at least A‑ by S&P Global Ratings (“S&P”) or A3 by Moody’s Investors Service, Inc. (“Moody’s”) and if unrated, determined to be of comparable quality at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, Glenmede Investment Management LP (the “Advisor”) will dispose of the security in an orderly fashion as soon as practicable.

The Advisor purchases securities that it believes have potential for higher returns than other securities with similar characteristics and risk, considering factors such as maturity, coupon, credit and any prepayment options. The Advisor will generally sell a security for a number of reasons, including when the expected performance has been realized or to purchase another security with similar characteristics and risk but that the Advisor believes has a higher expected return.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The net asset value (“NAV”) of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk.
Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Therefore, you could lose money by investing in the Portfolio. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities. Recently, there have been signs of inflationary price movements and interest rates have been rising. As such, fixed income and related markets may experience heightened levels of interest rate volatility and liquidity risk. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions. A sharp rise in interest rates could cause the value of the Portfolio’s investments to decline.
Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due. The Portfolio may invest in shares of registered investment companies rated BBB‑ or higher by S&P or Baa3 or higher by Moody’s or if unrated, determined to be of comparable quality at the time of purchase. Securities rated BBB‑ or Baa3 are considered medium-grade obligations with speculative characteristics and are more vulnerable to adverse business or economic conditions than higher rated securities.
Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.
Prepayment Risk: The Portfolio is subject to prepayment risk. Prepayment risk is the risk that a debt security may be paid off and the proceeds returned to the Portfolio earlier than anticipated. Depending on market conditions, proceeds may be reinvested at lower interest rates.
Default Risk: The Portfolio may make loans through collateralized repurchase agreements. It may also borrow money through reverse repurchase agreements. Although loans made by the Portfolio are collateralized with the borrower’s securities, the Portfolio could suffer a loss if the borrower defaults on its obligation to buy the securities back under the terms of the repurchase agreement.
Liquidity Risk: Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio’s investments and its returns.
Market Risk: The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, interest rates, inflation rates or credit ratings, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to increased volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments. For example, the novel strain of coronavirus (“COVID‑19”) outbreak has resulted in serious economic disruptions globally. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID‑19 are available, the duration of the COVID‑19 outbreak and its full impact is currently unknown, and it may exacerbate other risks that apply to the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value (“NAV”) of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1‑800‑442‑8299.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Morningstar Intermediate-Core Bond Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑442‑8299
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmedeim.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Core Fixed Income Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest quarterly return was 4.22% (for the quarter ended March 31, 2020) and the lowest quarterly return was ‑5.89% (for the quarter ended March 31, 2022).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. After‑tax returns are not relevant to investors who hold their Portfolio shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. After‑tax returns are not relevant to investors who hold their Portfolio shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Core Fixed Income Portfolio | Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
1 Year	rr_ExpenseExampleNoRedemptionYear01	55
3 Years	rr_ExpenseExampleNoRedemptionYear03	173
5 Years	rr_ExpenseExampleNoRedemptionYear05	302
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 677
2013	rr_AnnualReturn2013	(2.71%)
2014	rr_AnnualReturn2014	4.54%
2015	rr_AnnualReturn2015	1.05%
2016	rr_AnnualReturn2016	1.41%
2017	rr_AnnualReturn2017	2.98%
2018	rr_AnnualReturn2018	(0.52%)
2019	rr_AnnualReturn2019	8.09%
2020	rr_AnnualReturn2020	6.47%
2021	rr_AnnualReturn2021	(2.53%)
2022	rr_AnnualReturn2022	(13.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.89%)
Past 1 Year	rr_AverageAnnualReturnYear01	(13.48%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.70%)
Past 10 Years	rr_AverageAnnualReturnYear10	0.36%
Core Fixed Income Portfolio | Return After Taxes on Distributions | Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(14.21%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.67%)
Past 10 Years	rr_AverageAnnualReturnYear10	(0.66%)
Core Fixed Income Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(7.97%)	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	(0.86%)	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	(0.11%)	[1]
Core Fixed Income Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(13.01%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.02%
Past 10 Years	rr_AverageAnnualReturnYear10	1.06%
Core Fixed Income Portfolio | Morningstar Intermediate-Core Bond Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(13.32%)	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	(0.23%)	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	0.91%	[2]

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Morningstar Intermediate-Core Bond Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.